Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2022
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2022, 2021 and 2020

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Year	Additions Charged to Expense (Recovery)	Deductions	Balance at End of Year
December 31, 2020
Accounts receivable, allowance for doubtful accounts	$6,299	$(3,149)	$(487)	$2,663
Net investment in finance leases, allowance for credit losses	$636	$697	$—	$1,333
Container leaseback financing receivable, allowance for credit losses	$256	$168	$—	$424
December 31, 2021
Accounts receivable, allowance for doubtful accounts	$2,663	$(674)	$(699)	$1,290
Net investment in finance leases, allowance for credit losses	$1,333	$(590)	$—	$743
Container leaseback financing receivable, allowance for credit losses	$424	$(311)	$—	$113
December 31, 2022
Accounts receivable, allowance for doubtful accounts	$1,290	$293	$(1)	$1,582
Net investment in finance leases, allowance for credit losses	$743	$536	$—	$1,279
Container leaseback financing receivable, allowance for credit losses	$113	$1	$—	$114